Note 13 - Financial Instruments	3 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
13.	Financial Instruments

The following table summarizes the carrying value, estimated fair value and classification of our financial instruments as of:

	March 31, 2022
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$48,610	$48,610	$48,610	$-	$-
Restricted cash	18,036	18,036	18,036	-	-
Restricted investments	166,560	165,526	165,526	-	-
	$233,206	$232,172	$232,172	$-	$-

Liabilities
Bonds payable	$160,756	$161,892	$-	$161,892	$-
Warrants liability	21,924	21,924	10,267	11,657	-
	$182,680	$183,816	$10,267	$173,549	$-

	December 31, 2021
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$6,805	$6,805	$6,805	$-	$-
Restricted cash	197,130	197,130	197,130	-	-
Restricted investments	-	-	-	-	-
	$203,935	$203,935	$203,935	$-	$-

Liabilities
Bonds payable	$160,679	$173,093	$-	$173,093	$-
Warrants liability	-	-	-	-	-
	$160,679	$173,093	$-	$173,093	$-

The fair value of the Company’s restricted investments is estimated utilizing Level 1 inputs including prices for U.S. Treasury securities with comparable maturities on active markets. The fair value of the Company’s bonds is estimated utilizing Level 2 inputs including prices for the bonds on inactive markets. See Note 9 for discussion regarding the estimation of the fair value of the warrants. The carrying values of all other financial instruments on the consolidated balance sheets, approximate their fair values due to the short-term nature of these instruments.